NON-CONTROLLING INTERESTS - Non-controlling Interests of others in Operating Subsidiaries and Properties (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 17,760	$ 18,669
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 5,061	$ 4,991
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,019	$ 4,134
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”) | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”) | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.S. Retail
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,511	$ 2,836
Subsidiaries with material non-controlling interests | U.S. Multifamily(4)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	98.00%	98.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,026	$ 921
Subsidiaries with material non-controlling interests | Australia Storage
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	86.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 676	$ 0
Subsidiaries with material non-controlling interests | U.S. Senior Living
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	95.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 622	$ 0
Subsidiaries with material non-controlling interests | South Korea Mixed-Use
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 616
Subsidiaries with material non-controlling interests | U.K. and Ireland Short Stay
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 409	$ 471
Subsidiaries with material non-controlling interests | U.S. Manufactured Housing
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 40	$ 457
Subsidiaries with material non-controlling interests | Other LP Investments
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,396	$ 4,243
Subsidiaries with material non-controlling interests | Other LP Investments | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	97.00%	95.00%